Lease obligations (Details 4) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Lease obligations
Year ending December 31, 2022	$ 181
2023	42
Total lease payments	223
Less: imputed interest	(7)
Total	$ 216	$ 212